Note 15 - Income Taxes (Details) - Income Tax Reconciliation (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	27.00%	28.00%
Statutory income tax recovery	$ (3,046,180)	$ (1,632,406)	$ (1,366,478)
Non-deductible expenses/ non-taxable income	1,446,008	(399,748)	(1,324,979)
Change in valuation allowance	1,248,045	3,217,198	2,452,926
Investment tax credit	(164,308)	(561,988)
Financing costs booked to equity	(307,262)
Ontario tax rate change		(420,990)
Foreign exchange change	746,667	(230,695)
True up of tax returns, etc.	77,030	28,629	238,531
	$ 0	$ 0	$ 0